UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Investors New Jersey Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
New Jersey 72.9%
New Jersey, Economic Development Authority Revenue:
3.43%, 1/3/2007	680,000	680,000
3.53%, 1/4/2007	400,000	400,000
New Jersey, Economic Development Authority Revenue, Cedar Crest Village, Inc., Series B, 3.93% *, 1/1/2036, Sovereign Bank FSB (a)	700,000	700,000

New Jersey, Economic Development Authority Revenue, First Mortgage, Lions Gate Project, Series C, 3.93% *, 1/1/2020, Citizens Bank of PA (a)	150,000	150,000
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 3.94% *, 9/1/2025 (b)	465,000	465,000
New Jersey, Economic Development Authority Revenue, Morris Museum Project, 3.9% *, 2/1/2031, JPMorgan Chase Bank (a)	500,000	500,000
New Jersey, Economic Development Authority Revenue, Paddock Realty LLC Project, AMT, 4.11% *, 5/1/2031, Wells Fargo Bank NA (a)	600,000	600,000
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 4.03% *, 4/1/2026, National Bank of Canada (a)	1,800,000	1,800,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.93% *, 7/1/2030, Citibank NA (a)	700,000	700,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 3.95% *, 12/1/2031, Bank One NA (a)	500,000	500,000
New Jersey, Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, AMT, 3.91% *, 11/1/2025, Wachovia Bank NA (a)	550,000	550,000
New Jersey, Health Care Facilities Financing Authority Revenue, Series PA-1106, 144A, 3.94% *, 8/1/2010 (b)	295,000	295,000
New Jersey, Municipal Securities Trust Certificates, "A", Series 2006-3009, 144A, 3.96% *, 8/24/2023 (b)	475,000	475,000
New Jersey, State Transportation Trust Fund Authority:
Series 2494, 144A, 3.93% *, 12/15/2023 (b)	1,070,000	1,070,000
Series B-04, 144A, 3.94% *, 12/15/2021 (b)	500,000	500,000
New Jersey, State Transportation Trust Fund Authority Revenue, Series PA-802, 144A, 3.94%*, 12/15/2009 (b)	650,000	650,000
Salem County, NJ, Improvement Authority Revenue, Friends Home Woodstown, Inc., 3.85% *, 4/1/2034, Fleet National Bank (a)	170,000	170,000

		10,205,000
Georgia 0.7%
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Central Georgia Health, 3.99% *, 5/1/2030, SunTrust Bank, Atlanta (a)	100,000	100,000
Illinois 2.2%
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.99% *, 8/1/2019, LaSalle Bank NA (a)	200,000	200,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, 4.0% *, 8/15/2038	100,000	100,000

		300,000
Nebraska 2.9%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series E, 4.05% *, 9/1/2034	405,000	405,000
New York 5.0%
Port Authority of New York & New Jersey, 3.52%, 1/8/2007	700,000	700,000
Pennsylvania 1.3%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.9% *, 12/1/2019, Bank of America NA (a)	50,000	50,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.95% *, 10/1/2034, Wachovia Bank NA (a)	135,000	135,000

		185,000
Puerto Rico 11.2%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.92% *, 10/1/2008	650,000	650,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.96% *, 12/1/2030	915,000	915,000

		1,565,000

Washington 3.6%
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.99% *, 10/1/2041, Wells Fargo Bank NA (a)	200,000	200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 4.0% *, 6/15/2037, Bank of America NA (a)	300,000	300,000

		500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 13,960,000)	99.8	13,960,000
Other Assets and Liabilities, Net	0.2	30,229

Net Assets	100.0	13,990,229

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Assurance Corp.	7.7
Financial Security Assurance, Inc.	8.0
Municipal Bond Investors Assurance	9.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors New Jersey Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors New Jersey Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007